Notes Payable (Details Narrative) (10-K)															2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 19, 2020 USD ($) d	Feb. 04, 2020 shares	Jan. 21, 2020 shares	Jan. 08, 2020 USD ($) d	Oct. 30, 2019 USD ($) d	Apr. 09, 2019 USD ($) d	Feb. 13, 2019 USD ($) d	Jan. 08, 2019 USD ($) d	Dec. 13, 2018 USD ($) d	Sep. 13, 2017 USD ($) d	Aug. 17, 2017 USD ($) d	May 24, 2017 USD ($) d	May 05, 2017 USD ($) d	Sep. 11, 2015 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Nov. 06, 2017 USD ($)	Jul. 25, 2017 USD ($)	Dec. 31, 2015 USD ($)	Nov. 11, 2013	Sep. 06, 2013 USD ($)
Short-term note payable															$ 2,400,214	$ 2,400,214	$ 2,386,234
Shares issued | shares			300,000,000
Common stock, par value | $ / shares															$ 0.001	$ 0.001	$ 0.001	$ 0.001
Accrued interest															$ 582,371	$ 582,371	$ 2,453,888	$ 2,276,005
Debt realized gain loss																$ 22,221
Debt conversion of convertible debt shares | shares																8,125,000
Debt unamortized debt discount															156,549	$ 156,549	80,647
Subsequent Event [Member]
Short-term note payable															$ 36,500	$ 36,500
Shares issued | shares		2,000,000	300,000,000												1,700,000	22,221
Common stock, par value | $ / shares															$ 0.02	$ 0.02
Accrued interest															$ 19,721	$ 19,721
Debt realized gain loss																22,221
Debt interest rate	12.00%			12.00%
Debt maturity date	Feb. 19, 2021			Jan. 08, 2021
Convertible note payable	$ 53,000			$ 103,000
Debt trading days | d	15			15
Nine-Month Convertible Note Payable [Member]
Debt interest rate												12.00%	12.00%
Convertible note payable												$ 32,000	$ 78,000
Debt conversion percentage												58.00%	61.00%
Debt trading days | d												15	15
Convertible Note Payable [Member]
Debt interest rate	12.00%			12.00%	12.00%	12.00%	12.00%		12.00%	12.00%	12.00%									12.00%
Debt maturity date	Feb. 19, 2021				Oct. 30, 2020	Apr. 09, 2020	Feb. 13, 2020	Jan. 08, 2021	Dec. 13, 2019	Feb. 14, 2018	May 30, 2018
Convertible note payable	$ 53,000			$ 103,000	$ 103,000	$ 53,000	$ 138,000		$ 83,000	$ 110,000	$ 68,000									$ 103,000
Debt conversion percentage	65.00%				65.00%	65.00%	65.00%	65.00%	65.00%	58.00%	58.00%
Debt trading days | d	15				15	15	15	15	15	25	15
Fair value of convertible feature	$ 47,401				$ 97,471	$ 55,604	$ 513,829	$ 87,560
Debt discount	$ 47,401				97,471	53,000	138,000	$ 87,560
Debt additional loss					$ 0	$ 2,604	$ 375,828
Convertible Note Payable [Member]
Fair value of convertible feature																138,000	138,000
Debt unamortized debt discount															0	0	0
Convertible Note Payable [Member]
Fair value of convertible feature																	53,000
Debt unamortized debt discount															0	0	0
Convertible Note Payable [Member]
Fair value of convertible feature																	16,824
Debt discount																33,826	16,824
Debt unamortized debt discount															46,821	46,821	80,647
Heat Recovery Solutions [Member]
Short-term note payable														$ 1,200,000							$ 200,000
Debt interest rate														2.66%
Debt principal amount														$ 1,400,000
Pension liability														100,000
Total liability in connection with acquisition.														$ 1,500,000
Debt payment description														(a) $200,000 in principal on December 31, 2015 and (b) thereafter, the remaining principal amount of $1,200,000, together with interest thereon, payable in equal quarterly installments of principal and interest of $157,609, commencing on December 31, 2016 and continuing until December 31, 2019, at which time the remaining unpaid principal amount of this note and all accrued and unpaid interest thereon shall be due and payable in full
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable [Member]
Debt interest rate																			14.00%
Debt principal payments of debt																			$ 116,600
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable One [Member]
Debt interest rate																			14.00%
Debt principal payments of debt																			$ 95,685
Accounts Receivable Financing Agreement [Member] | American Interbanc [Member]
Short-term note payable															1,692,126	1,692,126	1,602,549	$ 1,170,462
Debt interest rate																						2.50%
Individual [Member]
Short-term note payable															$ 36,500	$ 36,500	$ 36,500						$ 50,000
Fixed fee amount																							$ 3,500